iShares
®
MSCI Intl Momentum Factor ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  2 .4%
BHP Group Ltd. .......................... 1,050,543 $ 41,579,802
Evolution Mining Ltd. ...................... 720,246 6,367,799
Lynas Rare Earths Ltd.
(a)
.................... 274,570 3,895,097
Rio Tinto Ltd. ........................... 102,832 12,595,846
South32 Ltd. ............................ 1,383,959 4,101,428
Telstra Group Ltd. ........................ 1,145,733 4,400,213
Woodside Energy Group Ltd. ................. 465,286 11,123,890
Woolworths Group Ltd. ..................... 284,602 7,066,807
91,130,882
a
Austria  —  0 .5%
BAWAG Group AG
(b)
....................... 14,570 2,495,124
Erste Group Bank AG ...................... 106,761 11,796,663
OMV AG .............................. 14,417 1,017,697
Raiffeisen Bank International AG .............. 42,357 2,310,389
17,619,873
a
Belgium  —  0 .8%
Ageas SA/N.V. .......................... 39,204 3,072,207
Argenx SE
(a)
............................ 11,305 8,865,694
Elia Group SA/N.V.
(a)
...................... 14,653 2,430,064
Financiere de Tubize SA .................... 4,666 1,074,495
KBC Group N.V. ......................... 64,304 8,558,729
UCB SA ............................... 29,360 7,994,472
31,995,661
a
Canada  —  15 .9%
Agnico Eagle Mines Ltd. .................... 182,517 34,321,285
Alamos Gold, Inc. , Class A .................. 145,826 5,818,654
AltaGas Ltd. ............................ 82,829 3,104,372
Bank of Montreal ......................... 148,124 22,555,283
Bank of Nova Scotia (The) ................... 366,445 28,509,521
Barrick Mining Corp. ....................... 682,634 26,820,905
Bombardier, Inc. , Class B
(a)
.................. 29,602 6,290,221
Brookfield Renewable Corp. ................. 38,966 1,414,233
Cameco Corp. ........................... 159,751 19,637,959
Canadian Imperial Bank of Commerce .......... 348,962 38,938,543
Canadian Natural Resources Ltd. .............. 540,499 25,800,387
Canadian Utilities Ltd. , Class A , NVS ............ 38,193 1,363,403
Celestica, Inc.
(a)
.......................... 42,230 17,337,819
Cenovus Energy, Inc. ...................... 334,023 9,772,205
Emera, Inc. ............................. 88,904 4,743,161
Enbridge, Inc. ........................... 484,057 26,847,907
First Quantum Minerals Ltd.
(a)
................ 117,672 2,881,268
Fortis, Inc. ............................. 133,688 7,645,219
Franco-Nevada Corp. ...................... 56,147 12,953,471
George Weston Ltd. ....................... 24,885 1,795,912
Great-West Lifeco, Inc. ..................... 91,687 4,899,063
Hydro One Ltd.
(b)
......................... 51,798 2,225,444
IGM Financial, Inc. ........................ 29,217 1,628,890
Imperial Oil Ltd. .......................... 37,119 4,972,336
Kinross Gold Corp. ........................ 498,149 15,090,979
Loblaw Companies Ltd. .................... 194,713 8,976,279
Lundin Gold, Inc. ......................... 44,201 2,970,596
Lundin Mining Corp. ....................... 301,784 7,744,830
Manulife Financial Corp. .................... 389,528 15,316,149
National Bank of Canada ................... 120,049 18,121,137
Nutrien Ltd. ............................. 80,690 6,133,355
Pan American Silver Corp. ................... 142,762 7,470,477
Power Corp. of Canada .................... 191,092 10,660,693
Rogers Communications, Inc. , Class B , NVS ...... 83,093 3,024,956
Royal Bank of Canada ..................... 425,165 76,469,291
Saputo, Inc. ............................ 90,606 2,743,494
Security Shares Value
a
Canada (continued)
Suncor Energy, Inc. ....................... 429,254 $ 29,414,335
Teck Resources Ltd. , Class B ................ 84,912 4,957,133
Toromont Industries Ltd. .................... 28,595 4,446,450
Toronto-Dominion Bank (The) ................ 595,073 64,105,004
Wheaton Precious Metals Corp. ............... 150,999 19,073,441
Whitecap Resources, Inc. ................... 275,271 3,248,496
612,244,556
a
Denmark  —  0 .5%
Danske Bank A.S. ........................ 168,638 8,669,424
Orsted A.S.
(a) (b)
.......................... 80,233 2,145,710
Vestas Wind Systems A.S. .................. 303,383 9,328,843
20,143,977
a
Finland  —  1 .2%
Fortum OYJ ............................ 156,977 3,954,732
Metso OYJ ............................. 193,327 3,339,592
Neste OYJ ............................. 161,659 5,584,147
Nokia OYJ ............................. 1,910,507 24,275,979
Orion OYJ , Class B ....................... 32,689 2,640,890
Wartsila OYJ Abp ......................... 155,443 6,528,165
46,323,505
a
France  —  3 .9%
Airbus SE .............................. 2,867 591,059
ArcelorMittal SA .......................... 138,339 8,031,297
Bouygues SA ........................... 69,399 4,104,240
Carrefour SA ............................ 95,387 1,897,568
Dassault Aviation SA ...................... 6,505 2,274,784
Eiffage SA ............................. 9,625 1,551,823
Engie SA .............................. 874,023 28,810,011
Getlink SE ............................. 43,741 978,989
Ipsen SA .............................. 8,110 1,592,818
Orange SA ............................. 764,800 15,924,929
Rexel SA .............................. 42,595 1,801,481
Societe Generale SA ...................... 263,163 21,184,625
TotalEnergies SE ......................... 662,293 61,575,721
150,319,345
a
Germany  —  4 .5%
Allianz SE , Registered ..................... 80,520 36,776,088
BASF SE .............................. 134,373 8,618,222
Bayer AG , Registered ...................... 290,643 13,031,763
Commerzbank AG ........................ 32,378 1,338,308
Continental AG .......................... 21,157 1,600,803
E.ON SE .............................. 807,947 17,912,381
HOCHTIEF AG .......................... 8,196 4,408,046
Knorr-Bremse AG ........................ 9,811 1,144,286
RWE AG .............................. 294,714 21,458,862
Siemens Energy AG ....................... 313,540 66,445,950
172,734,709
a
Hong Kong  —  1 .9%
AIA Group Ltd. .......................... 2,483,600 27,266,857
BOC Hong Kong Holdings Ltd. ................ 1,296,000 7,454,836
CK Asset Holdings Ltd. ..................... 387,000 2,437,810
CK Hutchison Holdings Ltd. .................. 682,500 5,699,002
CK Infrastructure Holdings Ltd. ................ 92,500 778,719
Hong Kong & China Gas Co. Ltd. .............. 2,688,000 2,488,610
Hongkong Land Holdings Ltd. ................ 465,100 3,677,096
Jardine Matheson Holdings Ltd. ............... 53,200 3,626,766
MTR Corp. Ltd. .......................... 343,500 1,467,833
Power Assets Holdings Ltd. .................. 237,000 1,958,585
Sino Land Co. Ltd. ........................ 612,000 981,384
SITC International Holdings Co. Ltd.
(c)
........... 326,000 1,364,952

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Hong Kong (continued)
Sun Hung Kai Properties Ltd. ................. 540,000 $ 9,453,822
Swire Pacific Ltd. , Class A ................... 51,000 554,726
WH Group Ltd.
(b)
......................... 2,567,500 3,120,664
72,331,662
a
Ireland  —  0 .3%
AIB Group PLC .......................... 708,956 8,171,815
Bank of Ireland Group PLC .................. 270,075 5,319,772
13,491,587
a
Israel  —  2 .0%
Azrieli Group Ltd. ......................... 5,460 870,870
Bank Hapoalim BM ....................... 425,264 11,409,846
Bank Leumi Le-Israel BM ................... 480,595 12,166,092
Cyberark Software Ltd.
(a)
.................... 17,821 801,945
Elbit Systems Ltd. ........................ 14,520 12,079,874
Mizrahi Tefahot Bank Ltd. ................... 37,421 2,942,535
Nova Ltd.
(a)
............................. 8,578 4,283,308
Phoenix Financial Ltd. ..................... 107,403 6,462,291
Teva Pharmaceutical Industries Ltd. , ADR
(a)
....... 352,478 12,361,403
Tower Semiconductor Ltd.
(a)
.................. 61,083 12,729,129
76,107,293
a
Italy  —  2 .9%
Banca Mediolanum SpA .................... 84,936 1,861,659
Banco BPM SpA ......................... 78,123 1,138,333
BPER Banca SpA ........................ 461,951 6,819,217
Enel SpA .............................. 2,436,711 28,450,268
Eni SpA ............................... 727,394 20,568,087
FinecoBank Banca Fineco SpA ............... 142,986 3,549,716
Generali ............................... 188,006 8,424,919
Italgas SpA ............................. 205,309 2,480,095
Leonardo SpA ........................... 141,067 8,809,036
Prysmian SpA ........................... 79,239 12,052,973
Snam SpA ............................. 789,132 6,222,636
Telecom Italia SpA
(a) (c)
...................... 5,494,813 4,336,396
Tenaris SA ............................. 114,815 3,665,049
Unipol Assicurazioni SpA .................... 108,314 2,830,093
111,208,477
a
Japan  —  24 .4%
Advantest Corp. .......................... 296,100 55,287,358
Aeon Co. Ltd. ........................... 796,000 7,677,557
AGC, Inc. .............................. 42,700 1,531,389
Asahi Kasei Corp. ........................ 390,500 3,842,459
Astellas Pharma, Inc. ...................... 673,900 9,550,337
Chiba Bank Ltd. (The) ...................... 131,600 1,816,501
Chubu Electric Power Co., Inc. ................ 170,200 2,927,248
Chugai Pharmaceutical Co. Ltd. ............... 104,400 5,567,585
Daifuku Co. Ltd. .......................... 98,300 4,297,839
Daiichi Life Group, Inc. ..................... 867,100 7,938,889
Daiwa Securities Group, Inc. ................. 279,900 2,634,661
East Japan Railway Co. .................... 204,800 4,470,561
Ebara Corp. ............................ 131,300 4,491,499
ENEOS Holdings, Inc. ..................... 1,109,200 9,315,597
FANUC Corp. ........................... 204,400 9,028,975
Fast Retailing Co. Ltd. ..................... 36,200 17,040,976
Fuji Electric Co. Ltd. ....................... 37,700 3,168,489
Fujikura Ltd. ............................ 783,800 30,241,343
Hitachi Ltd. ............................. 1,144,200 36,383,667
Hoya Corp. ............................. 56,800 10,607,044
Hulic Co. Ltd. ........................... 100,400 1,132,359
Ibiden Co. Ltd. ........................... 85,800 7,338,485
Idemitsu Kosan Co. Ltd. .................... 253,600 2,169,886
IHI Corp. .............................. 428,200 7,821,313
Security Shares Value
a
Japan (continued)
Inpex Corp. ............................. 434,800 $ 11,335,315
ITOCHU Corp. .......................... 1,234,600 15,300,520
Japan Post Bank Co. Ltd. ................... 616,700 10,582,739
Japan Post Holdings Co. Ltd. ................. 274,800 3,186,870
Japan Post Insurance Co. Ltd. ................ 183,600 1,790,212
Japan Tobacco, Inc. ....................... 471,400 17,561,879
JX Advanced Metals Corp. .................. 353,800 10,976,404
Kajima Corp. ............................ 217,300 8,492,966
Kansai Electric Power Co., Inc. (The) ........... 207,900 3,330,591
Kawasaki Heavy Industries Ltd. ............... 239,000 4,913,460
KDDI Corp. ............................. 449,800 7,360,764
Kioxia Holdings Corp.
(a)
..................... 123,300 29,833,491
Kirin Holdings Co. Ltd. ..................... 190,200 2,999,274
Kubota Corp. ........................... 241,600 3,943,985
Kyocera Corp. ........................... 311,400 5,410,879
Lasertec Corp. .......................... 28,300 7,821,506
Marubeni Corp. .......................... 608,500 23,683,472
Mitsubishi Corp. .......................... 1,293,100 41,413,619
Mitsubishi Electric Corp. .................... 694,800 27,883,002
Mitsubishi Estate Co. Ltd. ................... 351,400 10,014,276
Mitsubishi HC Capital, Inc. ................... 202,800 1,842,053
Mitsubishi Heavy Industries Ltd. ............... 993,800 29,660,833
Mitsubishi UFJ Financial Group, Inc. ............ 1,953,600 35,092,195
Mitsui & Co. Ltd. ......................... 948,800 35,623,557
Mitsui Fudosan Co. Ltd. .................... 401,800 4,400,523
Mitsui OSK Lines Ltd. ...................... 78,400 2,961,492
Mizuho Financial Group, Inc. ................. 818,200 35,184,793
Murata Manufacturing Co. Ltd. ................ 434,400 14,406,539
Nomura Holdings, Inc. ..................... 699,400 5,602,072
Obayashi Corp. .......................... 307,500 7,229,530
ORIX Corp. ............................. 288,400 9,706,532
Osaka Gas Co. Ltd. ....................... 160,200 5,756,532
Otsuka Holdings Co. Ltd. ................... 90,800 6,617,700
Panasonic Holdings Corp. ................... 754,900 15,442,088
Resona Holdings, Inc. ..................... 589,500 7,373,267
Ryohin Keikaku Co. Ltd. .................... 175,200 4,047,769
SCREEN Holdings Co. Ltd. .................. 45,300 3,003,436
Shimizu Corp. ........................... 152,300 2,942,450
Shin-Etsu Chemical Co. Ltd. ................. 275,800 12,698,431
Shionogi & Co. Ltd. ....................... 227,900 4,604,249
SMC Corp. ............................. 9,600 4,720,718
Sompo Holdings, Inc. ...................... 299,800 11,157,178
Sumitomo Corp. ......................... 419,600 15,601,640
Sumitomo Electric Industries Ltd. .............. 447,800 29,480,561
Sumitomo Metal Mining Co. Ltd. ............... 113,000 6,947,566
Sumitomo Mitsui Financial Group, Inc. ........... 1,034,000 36,509,558
Sumitomo Mitsui Trust Group, Inc. ............. 166,700 5,573,337
Sumitomo Realty & Development Co. Ltd. ........ 172,500 5,347,430
Taisei Corp. ............................ 80,300 8,707,791
Takeda Pharmaceutical Co. Ltd. ............... 494,200 16,522,481
Tokyo Electron Ltd. ....................... 128,600 37,896,186
Tokyo Gas Co. Ltd. ....................... 125,100 5,312,980
Toray Industries, Inc. ...................... 333,700 2,395,882
Toyota Tsusho Corp. ....................... 285,500 11,207,527
Yokogawa Electric Corp. .................... 53,900 1,876,675
Yokohama Financial Group, Inc. ............... 214,400 2,035,213
939,606,005
a
Netherlands  —  6 .2%
AerCap Holdings N.V. ...................... 51,991 7,393,640
ASM International N.V. ..................... 9,412 9,207,530
ASML Holding N.V. ....................... 121,780 176,038,544
ASR Nederland N.V. ....................... 40,253 3,057,594
BE Semiconductor Industries N.V. ............. 19,233 5,625,932
ING Groep N.V. .......................... 705,959 20,431,425

iShares
®
MSCI Intl Momentum Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Netherlands (continued)
InPost SA
(a)
............................. 43,281 $ 776,300
Koninklijke Ahold Delhaize N.V. ............... 139,101 6,533,499
Koninklijke KPN N.V. ...................... 702,241 3,755,264
NN Group N.V. .......................... 76,075 6,659,134
239,478,862
a
Norway  —  0 .5%
Aker BP ASA ............................ 67,269 2,629,699
Equinor ASA ............................ 240,958 9,806,322
Norsk Hydro ASA ......................... 301,073 3,322,797
Yara International ASA ..................... 44,172 2,571,557
18,330,375
a
Portugal  —  0 .1%
Banco Comercial Portugues SA , Class R ......... 2,574,398 2,751,725
Galp Energia SGPS SA .................... 64,237 1,502,500
4,254,225
a
Singapore  —  2 .2%
DBS Group Holdings Ltd. ................... 674,700 31,110,867
Keppel Ltd. ............................. 617,800 5,288,007
Keppel REIT ............................ 66,067 46,515
Oversea-Chinese Banking Corp. Ltd. ........... 1,392,500 24,024,244
Singapore Exchange Ltd. ................... 347,071 5,934,477
Singapore Technologies Engineering Ltd. ......... 766,800 6,498,229
Singapore Telecommunications Ltd. ............ 2,662,000 9,641,226
Wilmar International Ltd. .................... 456,700 1,302,679
Yangzijiang Shipbuilding Holdings Ltd. ........... 505,500 1,723,990
85,570,234
a
Spain  —  6 .6%
Acciona SA ............................. 8,775 2,554,249
ACS Actividades de Construccion y Servicios SA ... 108,754 15,675,218
Aena SME SA
(b)
.......................... 193,659 5,289,332
Banco Bilbao Vizcaya Argentaria SA ............ 2,034,006 44,915,733
Banco de Sabadell SA ..................... 661,554 2,564,844
Banco Santander SA ...................... 5,385,503 65,715,614
Bankinter SA ............................ 102,009 1,697,539
CaixaBank SA ........................... 1,377,315 17,530,936
Endesa SA ............................. 139,217 6,239,940
Ferrovial N.V. ........................... 172,075 11,816,647
Iberdrola SA ............................ 2,806,434 65,794,632
Indra Sistemas SA
(c)
....................... 22,576 1,298,444
Repsol SA ............................. 492,111 13,218,671
254,311,799
a
Sweden  —  2 .3%
Alfa Laval AB ........................... 42,116 2,534,509
Boliden AB ............................. 77,884 4,094,002
Industrivarden AB , Class A .................. 9,224 490,032
Industrivarden AB , Class C .................. 32,293 1,699,119
Investor AB , Class B ....................... 319,147 12,952,760
Nordea Bank Abp ........................ 782,815 14,720,747
Saab AB , Class B ........................ 140,714 8,541,791
Sandvik AB ............................. 390,430 16,424,266
Svenska Handelsbanken AB , Class A ........... 354,266 5,034,096
Swedbank AB , Class A ..................... 171,710 6,069,815
Swedish Orphan Biovitrum AB
(a)
............... 34,768 1,631,074
Tele2 AB , Class B ........................ 183,894 3,773,385
Telefonaktiebolaget LM Ericsson , Class B ........ 548,269 6,540,299
Telia Co. AB ............................ 891,493 4,659,874
89,165,769
a
Switzerland  —  6 .3%
ABB Ltd. , Registered ...................... 376,783 38,107,706
Banque Cantonale Vaudoise , Registered ......... 7,954 1,253,348
Security Shares Value
a
Switzerland (continued)
Galderma Group AG ....................... 52,065 $ 10,922,891
Helvetia Baloise Holding AG ................. 20,858 5,718,930
Holcim AG
(a)
............................ 75,809 7,044,653
Kuehne + Nagel International AG , Registered ...... 7,435 1,746,235
Novartis AG , Registered .................... 451,072 66,663,782
Roche Holding AG , Bearer .................. 3,835 1,604,033
Roche Holding AG , NVS .................... 171,718 69,975,058
Sandoz Group AG ........................ 152,761 12,253,486
Swiss Life Holding AG , Registered ............. 6,337 7,440,287
Swiss Prime Site AG , Registered .............. 36,371 6,302,937
Swisscom AG , Registered ................... 6,810 5,760,086
VAT Group AG
(b)
......................... 8,542 6,417,181
241,210,613
a
United Kingdom  —  13 .9%
Airtel Africa PLC
(b)
........................ 265,072 1,280,198
Anglo American PLC ...................... 196,916 9,744,373
Antofagasta PLC ......................... 122,879 5,959,348
AstraZeneca PLC ........................ 263,137 49,922,933
BAE Systems PLC ........................ 786,875 21,885,784
Barclays PLC ........................... 3,815,449 22,426,872
BP PLC ............................... 2,674,397 21,170,076
British American Tobacco PLC ................ 625,851 36,859,370
Centrica PLC ........................... 1,381,429 4,037,765
Coca-Cola HBC AG , Class DI
(a)
............... 31,257 1,823,187
Endeavour Mining PLC ..................... 66,718 4,026,880
Fresnillo PLC ........................... 119,307 5,268,211
Glencore PLC
(a)
.......................... 3,524,035 27,388,199
GSK PLC .............................. 1,108,496 29,061,960
Halma PLC ............................. 70,423 4,237,891
HSBC Holdings PLC ...................... 5,597,969 103,001,604
Lloyds Banking Group PLC .................. 18,996,131 25,821,494
M&G PLC .............................. 447,702 1,840,034
NatWest Group PLC ....................... 2,082,262 16,607,856
Next PLC .............................. 29,800 5,259,357
Rio Tinto PLC ........................... 368,286 37,099,842
Schroders PLC .......................... 155,956 1,227,995
Shell PLC .............................. 1,310,040 59,563,288
SSE PLC .............................. 424,210 15,188,567
Standard Chartered PLC .................... 591,091 15,052,028
Standard Life PLC ........................ 198,551 2,042,711
Vodafone Group PLC ...................... 5,029,328 8,002,394
535,800,217
a
Total Common Stocks — 99.3%
(Cost: $ 2,991,557,228 ) ............................... 3,823,379,626
a
Preferred Stocks
Italy  —  0 .0%
Telecom Italia SpA , Preference Shares , NVS
(a)
..... 1,193,849 1,102,332
a
Total Preferred Stocks — 0.0%
(Cost: $ 1,060,687 ) .................................. 1,102,332

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Warrants
Canada  —  0 .0%
Constellation Software Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(a) (c) (d)
........................... 6,329 $ —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.3%
(Cost: $ 2,992,617,915 ) ............................... 3,824,481,958
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(e) (f) (g)
...................... 7,782,688 7,785,023
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(e) (f)
............................. 1,046,141 1,046,141
a
Total Short-Term Securities — 0.2%
(Cost: $ 8,830,809 ) .................................. 8,831,164
Total Investments —  99.5%
(Cost: $ 3,001,448,724 ) ............................... 3,833,313,122
Other Assets Less Liabilities — 0 .5% ...................... 19,224,161
Net Assets — 100.0% ................................. $ 3,852,537,283
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares
Held at
04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 1,435,701 $ 6,348,357
(a)
$ — $ 610 $ 355 $ 7,785,023 7,782,688 $ 22,550
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 910,000 136,141
(a)
— — — 1,046,141 1,046,141 45,778 —
$ — $ 610 $ 355
$ 8,831,164
$ 68,328 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini TOPIX Index ...................................................................... 442 06/11/26 $ 10,615 $ 278,684
Euro STOXX 50 Index .................................................................. 191 06/19/26 13,091 442,336

iShares
®
MSCI Intl Momentum Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
FTSE 100 Index ...................................................................... 55 06/19/26 $ 7,778 $ 68,519
$ 789,539
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 766,978,790  $ 3,056,400,836  $ —  $ 3,823,379,626
Preferred Stocks ......................................... —  1,102,332  —  1,102,332
Warrants .............................................. —  —  —  —
Short-Term Securities
Money Market Funds ...................................... 8,831,164  —  —  8,831,164
$ 775,809,954  $ 3,057,503,168  $ —  $ 3,833,313,122
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 789,539  $ —  $ —  $ 789,539
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust